DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2021

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
27.31% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	*	*	5.000%	09/01/2039	A1	$600,000	$694,450
Auburn AL Waterworks Board Water Revenue			5.000	09/01/2036	Aa2	250,000	297,150
Birmingham AL Waterworks	*	*	5.000	01/01/2038	Aa2	550,000	596,299
Birmingham AL Waterworks			5.000	01/01/2040	Aa2	150,000	175,595
Decatur City AL Board of Education Special Tax			5.000	02/01/2040	Aa2	225,000	264,238
Etowah County AL Board of Education Capital Outlay Tax			5.000	09/01/2037	A+*	200,000	213,662
Jasper AL Warrants			5.000	03/01/2031	A2	250,000	284,410
Jasper AL Warrants			5.000	03/01/2032	A2	450,000	511,938
Limestone County AL Water & Sewer Authority			5.000	12/01/2033	AA-*	300,000	338,748
Limestone County AL Water & Sewer Authority			4.750	12/01/2033	AA*	290,000	356,224
Limestone County AL Water & Sewer Authority			5.000	12/01/2034	AA-*	250,000	281,540
Madison AL Warrants			5.000	04/01/2035	Aa2	350,000	413,214
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	NR	155,000	165,010
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	NR	245,000	260,822
Morgan County AL Board of Education Capital Outlay Warrants			5.000	03/01/2035	AA-*	405,000	431,378
Opelika AL Warrants			5.000	11/01/2031	Aa2	150,000	154,313
Trussville AL Warrants			5.000	10/01/2039	NR	445,000	498,480
Trussville AL Warrants	*	*	5.000	10/01/2039	Aa2	775,000	867,721
Tuscaloosa AL Warrants			5.000	01/01/2032	Aa1	350,000	395,325
Tuscaloosa AL Warrants			5.000	07/01/2034	Aa1	300,000	345,885

							7,546,402
SCHOOL IMPROVEMENT BONDS
21.39% of Net Assets
Bibb County AL Board of Education Special Tax			4.000	04/01/2032	AA*	380,000	446,416
Cherokee County AL Board of Education Tax Warrants			4.000	12/01/2034	A1	310,000	361,042
Elmore County AL Board of Education			4.000	08/01/2036	Aa3	225,000	265,622
Elmore County AL Board of Education			4.000	08/01/2038	Aa3	250,000	291,328
Houston County AL Board of Education Special Tax School Warrants			3.000	12/01/2037	AA*	250,000	268,455
Jackson County AL Board of Education School Tax Warrants			3.000	03/01/2038	AA*	350,000	376,439
Jefferson County AL Board of Education Public School Warrants			4.000	02/01/2042	A1	325,000	365,212
Jefferson County AL Public Schools			4.000	02/01/2038	A1	165,000	187,330
Limestone County AL Board of Education			5.000	07/01/2033	AA*	255,000	289,025
Madison AL Board of Education Special Tax School Warrants			4.000	02/01/2041	Aa3	370,000	432,095
Madison County AL Board of Education Capital Outlay	*	*	5.000	09/01/2031	Aa3	660,000	778,350
Marshall County AL Board of Education Special Tax School Warrants			4.000	03/01/2033	A2	250,000	278,760
Mountain Brook AL City Board of Education			3.000	03/01/2042	Aa1	250,000	272,855
Oxford AL Board of Education School Tax Warrants			4.000	05/01/2045	Aa3	350,000	401,300
Saint Clair County AL Board of Education Special Tax Warrants			3.000	02/01/2038	A1	250,000	269,430
Troy AL Public Educational Building Authority			5.250	12/01/2036	A2	30,000	30,054
Tuscaloosa County AL Board of Education Special Tax School Warrants			5.000	02/01/2036	Aa3	250,000	297,923
Tuscaloosa County AL Board of Education Special Tax School Warrants			5.000	02/01/2037	Aa3	250,000	297,308

							5,908,944
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.04% of Net Assets
AL Community College System Gadsden State Community College			5.000	06/01/2038	A1	325,000	389,149
AL State Public School & College Authority			4.000	11/01/2038	Aa1	250,000	302,370
Auburn University AL General Fee Revenue			4.000	06/01/2036	Aa2	380,000	431,509
Troy University AL Facilities Revenue			5.000	11/01/2028	A1	250,000	290,130
Troy University AL Facilities Revenue			4.000	11/01/2032	A1	300,000	345,018
Troy University AL Facilities Revenue			5.000	11/01/2037	A1	200,000	242,884
University of AL Birmingham			5.000	10/01/2037	Aa2	225,000	248,698
University of AL General Fee Revenue University of AL Huntsville			5.000	09/01/2037	Aa3	250,000	304,163
University of AL Huntsville			5.000	09/01/2038	Aa3	500,000	614,120
University of AL Huntsville			5.000	09/01/2038	Aa3	435,000	527,977
University of South AL			5.000	04/01/2044	A1	150,000	182,004

							3,878,022
PUBLIC FACILITIES REVENUE BONDS
11.17% of Net Assets
Anniston AL Public Building Authority DHR Project			5.250	05/01/2030	AA-*	50,000	50,194
Anniston AL Public Building Authority DHR Project			5.500	05/01/2033	AA-*	200,000	200,814
Bessemer AL Public Educational Building Authority Revenue			5.000	07/01/2030	AA*	140,000	140,508
Birmingham Jefferson AL Civic Center Authority Revenue			5.000	05/01/2037	Aa3	500,000	607,805
Birmingham Jefferson AL Civic Center Authority Revenue			5.000	05/01/2038	Aa3	250,000	303,160
Boaz AL Warrants			4.000	02/01/2037	AA*	250,000	284,348
Bullock County AL Public Building Authority			4.000	10/01/2038	AA-*	500,000	554,040
Lowndes County AL Warrants			5.250	02/01/2037	A2	250,000	250,658
Montgomery County AL Public Building Authority			5.000	03/01/2036	Aa2	350,000	435,952
Phenix City AL Public Building Authority			4.000	10/01/2035	AA-*	100,000	117,872
Phenix City AL Public Building Authority			4.000	10/01/2037	AA-*	120,000	140,515

							3,085,866

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2021

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
10.19% of Net Assets
Athens AL Water & Sewer			4.000%	05/01/2039	A1	$200,000	$232,710
Athens AL Water & Sewer			4.000	05/01/2040	A1	100,000	115,995
Berry AL Water & Sewer Revenue			4.000	09/01/2039	AA*	250,000	277,170
Birmingham AL Waterworks Board			4.000	01/01/2037	Aa2	250,000	285,488
Birmingham AL Waterworks Board			4.000	01/01/2041	Aa2	225,000	254,945
Coosa Valley Water Supply			4.000	10/01/2036	AA-*	150,000	176,625
Gadsden AL Waterworks & Sewer Board			4.000	06/01/2034	A1	120,000	137,896
Limestone County AL Water & Sewer Authority			4.750	12/01/2035	AA*	400,000	455,415
Opelika AL Utilities Board			4.000	06/01/2039	Aa3	250,000	282,430
Prattville AL Sewer Warrants			4.000	11/01/2042	AA-*	375,000	421,534
Scottsboro AL Waterworks Sewer & Gas			4.000	08/01/2040	AA*	150,000	175,842

							2,816,050
REFUNDING BONDS
5.25% of Net Assets+
Montgomery AL Warrants			5.000	06/15/2035	A1	500,000	614,095
Northport AL Warrants	*	*	5.000	08/01/2040	AA-*	735,000	835,548

							1,449,643
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.73% of Net Assets
Birmingham AL Warrants			4.000	12/01/2035	Aa3	250,000	291,760
Birmingham AL Warrants			5.000	12/01/2037	Aa3	250,000	311,163
Birmingham AL Warrants			4.000	06/01/2046	Aa3	600,000	704,987

							1,307,910
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.27% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	*	*	5.000	11/01/2035	AA-@	550,000	626,049

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.20% of Net Assets
AL Federal Aid Highway Finance Authority			4.000	06/01/2037	Aa1	250,000	286,943
AL State Highway Finance Corporation			5.000	08/01/2040	Aa2	250,000	320,670

							607,613

Total Investments 98.55% of Net Assets							$27,226,499

(cost $25,484,480) (See (a) below for further explanation)

Other assets in excess of liabilities 1.45%							401,265

Net Assets 100%							$27,627,764

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $25,484,480 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,781,867
Unrealized depreciation	(39,848)

Net unrealized appreciation	$1,742,019

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2021

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	27,226,499
Level 3	Significant Unobservable Inputs	—

$27,226,499

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2021

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
31.97% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$404,237
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	284,378
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	475,895
KY Association of Counties	5.000	02/01/2030	AA-*	35,000	35,083
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	313,109
KY Association of Counties	5.000	02/01/2032	AA-*	55,000	55,132
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	475,230
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	491,011
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	791,485
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	518,222
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	840,219
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,604,207
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,136,020
KY Bond Corporation Finance Coporation	3.000	02/01/2036	AA-*	1,240,000	1,314,735
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	593,351
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	1,082,882
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,140,823
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,243,593
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	1,035,860
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	1,049,180
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,423,898
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,280,298
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,382,062
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,493,553
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,251,311
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,578,064
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,932,873
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,429,724
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,930,989
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,373,996
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,125,038
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,132,951
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,859,950
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,704,274
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,316,489
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,108,246
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,679,394
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,924,290
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,765,036
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,159,060
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,202,214
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	4,263,648
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	3,360,775
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,720,770
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,239,789
KY State Property & Building #115	5.000	04/01/2028	A1	5,000,000	6,139,000
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,475,626
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,718,432
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	17,216,365
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,940,550
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	6,106,036
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,433,259
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,267,491
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,920,275
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	6,052,878
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,293,761
KY State Property & Building #119	5.000	05/01/2030	A1	3,920,000	4,886,396
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	897,652
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	12,067,300
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	12,037,900
KY State Property & Building #119	5.000	05/01/2037	A1	770,000	924,662
KY State Property & Building #119	4.000	05/01/2038	A1	265,000	298,904
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	997,825
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,225,080
KY State Property & Building #122	4.000	11/01/2034	A1	750,000	863,595
KY State Property & Building #122	4.000	11/01/2035	A1	2,500,000	2,863,400
KY State Property & Building #122	4.000	11/01/2036	A1	1,750,000	1,999,078
KY State Property & Building #122	4.000	11/01/2037	A1	3,000,000	3,417,930
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	782,413
KY State Property & Building #122	4.000	11/01/2038	A1	6,595,000	7,493,896
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	10,956,395
KY State Property & Building #124	5.000	11/01/2034	A1	2,000,000	2,593,660
KY State Property & Building #124	5.000	11/01/2037	A1	7,530,000	9,649,846
KY State Property & Building #124	5.000	11/01/2038	A1	7,915,000	10,127,163
KY State Property & Building #124	5.000	11/01/2039	A1	8,325,000	10,626,530
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,986,910

					320,783,552

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2021	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
14.73% of Net Assets
Bowling Green KY School District Finance Corporation	4.000%	08/01/2034	A1	$1,890,000	$2,132,317
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,495,353
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,577,912
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,673,395
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	2,054,216
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,347,379
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,441,417
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,564,319
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,524,531
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,058,025
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,970,245
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,447,792
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,001,480
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,850,336
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,258,937
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	725,792
Hopkins County KY School District Finance Corporation	3.000	02/01/2031	A1	1,235,000	1,362,761
Hopkins County KY School District Finance Corporation	3.000	02/01/2032	A1	1,000,000	1,096,490
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,135,895
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,197,740
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,190,620
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,770,002
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,680,691
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,798,415
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,887,325
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,335,882
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,087,920
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,955,735
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,396,363
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,406,856
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,392,069
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,441,167
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,489,150
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,476,392
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,518,745
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,675,664
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,118,352
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,756,373
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,570,688
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	6,091,999
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,617,552
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,522,622
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,681,770
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,714,919
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,992,357
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,355,200

					147,841,160

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.71% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,291,283
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,590,463
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,892,086
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,544,438
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,323,697
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,563,298
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	3,365,264
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,527,706
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,696,783
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,322,369
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	5,035,902
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	3,287,331
Murray State University	5.000	03/01/2032	A1	2,220,000	2,572,292
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,036,654
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,188,932
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,329,922
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	4,229,257
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,341,938

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2021	UNAUDITED

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of Kentucky General Receipts		5.000%	04/01/2036	Aa2	$6,390,000	$7,119,419
University of Kentucky General Receipts		4.000	10/01/2036	Aa2	16,160,000	17,893,483
University of Kentucky General Receipts		5.000	04/01/2037	Aa2	7,180,000	8,001,895
University of Kentucky General Receipts		5.000	04/01/2038	Aa2	7,395,000	8,241,503
University of Kentucky General Receipts		4.000	10/01/2038	Aa2	10,855,000	11,975,562
University of Kentucky Higher Educational		4.750	04/01/2034	Aa2	5,435,000	6,223,021
Western KY University		4.000	09/01/2034	A1	575,000	638,434
Western KY University		4.000	09/01/2035	A1	595,000	658,374
Western KY University		4.000	09/01/2036	A1	620,000	684,021

						117,575,327

MUNICIPAL UTILITY REVENUE BONDS
10.89% of Net Assets
Campbell & Kenton County Sanitation District #1		4.000	08/01/2032	Aa2	6,100,000	6,993,345
Frankfort KY Electric & Water		4.750	12/01/2034	AA*	695,000	792,912
Frankfort KY Electric & Water		4.750	12/01/2035	AA*	725,000	826,573
Frankfort KY Electric & Water		4.750	12/01/2036	AA*	760,000	865,002
Frankfort KY Electric & Water		4.750	12/01/2037	AA*	800,000	909,280
Frankfort KY Electric & Water		4.750	12/01/2038	AA*	835,000	947,450
KY Bond Development Corporation		5.000	09/01/2030	A2	2,515,000	3,242,212
KY Bond Development Corporation		5.000	09/01/2031	A2	2,645,000	3,402,184
KY Bond Development Corportatin		5.000	09/01/2032	A2	2,780,000	3,554,536
KY Rural Water Financing Corporation		4.500	02/01/2023	A+*	1,085,000	1,165,963
KY Rural Water Financing Corporation		4.500	02/01/2024	A+*	880,000	945,331
KY Rural Water Financing Corporation		3.000	02/01/2032	A+*	240,000	262,421
KY Rural Water Financing Corporation		3.000	02/01/2033	A+*	370,000	402,016
KY Rural Water Financing Corporation		5.125	02/01/2035	A+*	295,000	295,525
KY State Association of Counties Finance Corporation		4.000	02/01/2031	AA-*	405,000	468,524
KY State Association of Counties Finance Corporation		4.000	02/01/2033	AA-*	415,000	478,931
Louisville & Jefferson County Metropolitan Sewer		4.000	05/15/2030	Aa3	3,120,000	3,636,017
Louisville & Jefferson County Metropolitan Sewer		4.000	05/15/2033	Aa3	1,000,000	1,115,160
Louisville & Jefferson County Metropolitan Sewer	**	5.000	05/15/2034	Aa3	27,730,000	28,534,170
Louisville & Jefferson County Metropolitan Sewer		4.750	05/15/2034	Aa3	2,230,000	2,548,154
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2034	Aa3	4,595,000	5,471,310
Louisville & Jefferson County Metropolitan Sewer		4.750	05/15/2035	Aa3	2,245,000	2,561,814
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2035	Aa3	4,825,000	5,735,478
Louisville & Jefferson County Metropolitan Sewer		4.750	05/15/2036	Aa3	2,795,000	3,182,974
Louisville & Jefferson County Metropolitan Sewer		4.000	05/15/2037	Aa3	10,000,000	11,551,000
Louisville & Jefferson County Metropolitan Sewer		3.250	05/15/2046	Aa3	2,450,000	2,601,312
Northern KY Water District		5.000	02/01/2026	Aa2	1,000,000	1,039,000
Northern KY Water District		5.000	02/01/2027	Aa2	4,315,000	4,482,163
Owensboro KY Electric Light & Power		4.000	01/01/2031	A3	245,000	274,596
Owensboro KY Electric Light & Power		4.000	01/01/2033	A3	275,000	305,201
Owensboro KY Electric Light & Power		4.000	01/01/2034	A3	305,000	337,620
Owensboro KY Electric Light & Power		4.000	01/01/2035	A3	200,000	220,818
Owensboro KY Electric Light & Power		4.000	01/01/2036	A3	325,000	357,347
Owensboro KY Electric Light & Power		4.000	01/01/2037	A3	410,000	450,110
Owensboro KY Water Revenue		4.000	09/15/2034	A1	2,075,000	2,358,798
Owensboro KY Water Revenue		4.000	09/15/2035	A1	2,155,000	2,438,490
Owensboro KY Water Revenue		4.000	09/15/2037	A1	1,950,000	2,193,887
Owensboro KY Water Revenue		4.000	09/15/2039	A1	2,125,000	2,368,907

						109,316,531

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
6.69% of Net Assets
KY Asset Liability Commission Federal Highway		5.250	09/01/2025	A2	3,400,000	3,796,168
KY Asset Liability Commission Federal Highway		5.000	09/01/2027	A2	9,760,000	11,535,344
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	5,165,000	5,222,177
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	7,235,000	7,642,041
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2029	Aa3	4,000,000	4,811,720
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2030	Aa3	1,845,000	1,865,332
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2030	Aa3	1,465,000	1,547,231
KY State Turnpike Economic Development Road Revenue	**	5.000	07/01/2031	Aa3	9,350,000	9,863,874
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	1,315,000	1,540,496
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	1,765,000	2,159,319
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2032	Aa3	8,755,000	9,235,037
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2033	Aa3	5,000,000	5,483,800
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2034	Aa3	1,120,000	1,339,050
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2036	Aa3	400,000	481,628
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2037	Aa3	500,000	602,035

						67,125,252

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.17% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2032	AA*	1,810,000	2,052,486
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2035	AA*	1,390,000	1,567,447
KY Development Corporation Hospital Facilities - St. Elizabeth		4.000	05/01/2036	AA*	1,200,000	1,349,424
KY Development Corporation Hospital Facilities - St. Elizabeth		5.000	05/01/2039	AA*	7,185,000	8,380,656
Lexington Fayette Urban County Government		5.250	06/01/2032	A1	1,500,000	1,508,760
Lexington Fayette Urban County Government Healthcare		5.250	06/01/2028	A1	1,000,000	1,006,120
Lexington Fayette Urban County Government Public Facilities		5.000	06/01/2033	A1	5,260,000	5,287,247

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2021	UNAUDITED

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Norton Healthcare		5.500%	10/01/2033	A*	$2,000,000	$2,233,800
Louisville & Jefferson County Norton Healthcare		5.000	10/01/2033	A*	6,810,000	8,127,326
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2035	A*	3,850,000	4,255,482
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2036	A*	7,005,000	7,723,573
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2039	A*	4,500,000	5,109,885
Louisville & Jefferson County Norton Healthcare		4.000	10/01/2040	A*	2,000,000	2,266,100
Louisville & Jefferson County Norton Healthcare		3.000	10/01/2043	A*	2,000,000	2,071,480
Warren County KY Hospital		5.000	04/01/2028	A+*	6,225,000	6,814,508
Warren County KY Hospital		5.000	04/01/2032	A+*	800,000	1,082,960
Warren County KY Hospital		5.000	04/01/2035	A+*	1,025,000	1,122,293

						61,959,547

PUBLIC FACILITIES REVENUE BONDS
5.71% of Net Assets
KY Bond Development		5.000	09/01/2035	A2	1,275,000	1,553,116
KY Bond Development		5.000	09/01/2036	A2	2,000,000	2,426,980
KY Bond Development		5.000	09/01/2038	A2	1,125,000	1,359,124
KY State Certificate of Participation		4.000	04/15/2030	A1	1,500,000	1,756,170
KY State Certificate of Participation		4.000	04/15/2031	A1	1,350,000	1,572,683
KY State Certificate of Participation		5.000	06/15/2034	A1	1,640,000	1,906,533
KY State Certificate of Participation		5.000	04/15/2038	A1	5,000,000	6,079,150
KY State Certificate of Participation		5.000	06/15/2038	A1	7,535,000	8,709,104
Laurel County General Obligation		4.000	05/01/2031	A2	1,295,000	1,480,923
Laurel County General Obligation		4.000	05/01/2034	A2	1,440,000	1,630,627
Laurel County General Obligation		4.000	05/01/2035	A2	1,495,000	1,669,078
Laurel County General Obligation		4.000	05/01/2036	A2	1,555,000	1,736,064
Laurel County General Obligation		4.000	05/01/2037	A2	1,620,000	1,799,788
Laurel County General Obligation		4.000	05/01/2038	A2	1,680,000	1,862,381
Laurel County KY Judicial Center		5.000	03/01/2025	A1	500,000	579,345
Lexington Fayette Urban County Government - Court Facilities		4.000	10/01/2030	A1	785,000	895,811
Louisville & Jefferson County Visitors & Convention Commission		4.000	06/01/2032	Aa3	2,725,000	2,932,863
Marshall County Library		4.000	06/01/2038	Aa3	1,060,000	1,198,815
Nicholasville KY General Obligation		3.500	05/01/2030	AA*	1,480,000	1,655,128
Nicholasville KY General Obligtion		5.000	02/01/2029	AA*	1,160,000	1,473,200
River City, Inc. Parking Authority		4.750	06/01/2027	Aa3	750,000	817,748
River City, Inc. Parking Authority		4.750	06/01/2028	Aa3	940,000	1,021,921
River City, Inc. Parking Authority		4.750	06/01/2029	Aa3	1,160,000	1,263,994
River City, Inc. Parking Authority		4.750	06/01/2029	Aa3	980,000	1,067,857
River City, Inc. Parking Authority		4.750	06/01/2030	Aa3	1,025,000	1,114,800
River City, Inc. Parking Authority		4.750	06/01/2031	Aa3	1,270,000	1,380,681
River City, Inc. Parking Authority		5.000	06/01/2031	Aa3	1,080,000	1,181,639
River City, Inc. Parking Authority		5.000	06/01/2032	Aa3	1,130,000	1,236,084
River City, Inc. Parking Authority		5.000	06/01/2033	Aa3	1,395,000	1,525,335
Warren County KY Downtown Economic Development Authority		5.000	06/01/2038	AA-*	2,345,000	2,417,531

						57,304,473

PREREFUNDED BONDS
5.47% of Net Assets
Bracken County KY Public Property		5.000	08/01/2029	A1	840,000	853,566
Bracken County KY Public Property		5.000	08/01/2030	A1	1,110,000	1,127,893
Fayette County KY School District Finance Corporation		5.000	06/01/2031	Aa3	3,705,000	3,735,307
Franklin County KY Public Properties Justice Center		5.000	04/01/2029	A1	2,630,000	2,630,000
Hardin County KY School District Finance Corporation		5.000	05/01/2030	A1	450,000	451,805
Hardin County KY School District Finance Corporation		5.000	05/01/2031	A1	470,000	471,885
KY State Property & Building #100		5.000	08/01/2027	A1	610,000	619,772
KY State Property & Building #100		5.000	08/01/2030	A1	9,980,000	10,139,880
KY State Property & Building #100		5.000	08/01/2031	A1	5,100,000	5,181,700
Lexington Fayette Urban County Government		5.000	01/01/2028	Aa2	820,000	960,253
Lexington Fayette Urban County Government		5.000	01/01/2029	Aa2	345,000	404,009
Lexington Fayette Urban County Government		5.000	01/01/2033	Aa2	1,685,000	1,973,202
Lexington-Fayette Urban County Airport Board		5.000	07/01/2028	Aa2	1,170,000	1,241,440
Lexington-Fayette Urban County Airport Board		5.000	07/01/2030	Aa2	1,250,000	1,326,163
Lexington-Fayette Urban County Airport Board		5.000	07/01/2032	Aa2	1,430,000	1,517,316
Lexington-Fayette Urban County Airport Board		5.000	07/01/2033	Aa2	1,520,000	1,612,811
Lexington-Fayette Urban County Airport Board		5.000	07/01/2038	Aa2	1,720,000	1,825,023
Louisville & Jefferson County Catholic Health Initiatives	**	5.000	12/01/2035	NR	11,290,000	11,922,579
Louisville & Jefferson County Metropolitan Sewer		5.000	05/15/2031	Aa3	2,465,000	2,715,444
Owensboro KY Public Property		4.500	04/01/2034	A1	1,165,000	1,165,000
University of Louisville General Receipts		5.000	09/01/2030	Baa1	440,000	448,774
University of Louisville General Receipts		5.000	09/01/2031	Baa1	2,580,000	2,629,020

						54,952,842

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2021	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
2.87% of Net Assets
KY State Property & Building #84	5.000%	08/01/2021	A1	$310,000	$314,690
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,122,300
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	433,306
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,175,249
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,784,619

					28,830,164

AIRPORT REVENUE BONDS
.72% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	281,738
Kenton County Airport	5.000	01/01/2034	A1	275,000	339,504
Kenton County Airport	5.000	01/01/2035	A1	300,000	369,633
Kenton County Airport	5.000	01/01/2036	A1	965,000	1,183,505
Kenton County Airport	5.000	01/01/2037	A1	670,000	819,001
Kenton County Airport	5.000	01/01/2038	A1	500,000	609,985
Kenton County Airport	5.000	01/01/2039	A1	500,000	608,780
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	3,000,125

					7,212,271
AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,337,726

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.11% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	140,000	140,421
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	936,197

					1,076,618

Total Investments 97.17% of Net Assets					$975,315,463

(cost $914,198,555) (See (a) below for further explanation)

Other assets in excess of liabilities 2.83%					28,436,953

Net Assets 100%					$1,003,752,416

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $914,198,555 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$61,620,874
Unrealized depreciation	(503,966)

Net unrealized appreciation	$61,116,908

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2021 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	975,315,463
Level 3	Significant Unobservable Inputs	—

975,315,463

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2021	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.33% of Net Assets
Barren County KY School District Finance Corporation	*	*	5.000%	08/01/2022	A1	$930,000	$987,725
Barren County KY School District Finance Corporation			5.000	08/01/2023	A1	500,000	553,610
Bowling Green KY Independent School District Finance Corporation			5.000	08/01/2027	A1	695,000	841,437
Bullitt County KY School District Finance Corporation			5.000	09/01/2022	A1	300,000	320,007
Fayette County KY School District Finance Corporation			5.000	06/01/2023	Aa3	500,000	549,335
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2023	Aa3	1,000,000	1,105,980
Hardin County KY School District Finance Corporation			5.000	03/01/2023	A1	770,000	836,628
Jefferson County KY School District Finance Corporation			4.000	12/01/2023	Aa3	500,000	546,855
Jessamine County KY School District Finance Corporation			5.000	02/01/2023	A1	575,000	622,489
Laurel County KY School District Finance Corporation			4.000	06/01/2022	A1	890,000	928,003
Laurel County KY School District Finance Corporation			4.000	06/01/2024	A1	465,000	514,360
Pike County KY School District Finance Corporation			5.000	08/01/2024	A1	250,000	285,445
Pike County KY School District Finance Corporation			5.000	02/01/2025	A1	900,000	1,043,891
Pike County KY School District Finance Corporation			5.000	08/01/2025	A1	200,000	235,424
Pike County KY School District Finance Corporation			4.000	02/01/2028	A1	295,000	336,203
Warren County KY School District Finance Corporation			4.000	06/01/2022	A1	725,000	755,871

							10,463,263
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
19.47% of Net Assets
KY State Property & Building #106			5.000	10/01/2021	A1	750,000	767,295
KY State Property & Building #106			5.000	10/01/2024	A1	750,000	834,638
KY State Property & Building #106			5.000	10/01/2025	A1	2,365,000	2,625,315
KY State Property & Building #106	*	*	5.000	10/01/2026	A1	1,000,000	1,108,750
KY State Property & Building #108			5.000	08/01/2023	A1	875,000	965,790
KY State Property & Building #108			5.000	08/01/2028	A1	755,000	885,910
KY State Property & Building #110			5.000	08/01/2023	A1	1,750,000	1,931,580

							9,119,278
PUBLIC FACILITIES REVENUE BONDS
17.80% of Net Assets
KY State Certificate of Participation			4.000	06/15/2023	A1	940,000	1,012,070
KY State Certificate of Participation			4.000	06/15/2024	A1	300,000	332,031
KY State Property & Building #109	*	*	5.000	10/01/2022	A1	1,000,000	1,070,600
Laurel County KY Justice Center			5.000	03/01/2023	A1	600,000	651,558
Lexington Fayette Urban County Government - Court Facilities			5.000	10/01/2024	A1	700,000	802,319
Lexington Fayette Urban County Government - Court Facilities			4.000	10/01/2030	A1	755,000	861,576
Livingston County KY Public Properties			5.000	08/01/2022	A1	375,000	398,276
Livingston County KY Public Properties			5.000	08/01/2024	A1	555,000	633,094
River City Parking Authority			5.000	12/01/2024	Aa3	340,000	394,441
Taylor County KY Public Courthouse			4.000	09/01/2027	A1	700,000	798,931
Warren County KY Justice Center Expansion Corporation	*	*	5.000	09/01/2023	A1	1,250,000	1,382,075

							8,336,971
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.65% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2024	A2	500,000	577,230
KY Asset Liability Commission Federal Highway			5.000	09/01/2026	A2	565,000	647,914
KY Asset Liability Project Notes			4.000	09/01/2023	A2	250,000	271,685
KY State Turnpike Authority Economic Development			5.000	07/01/2024	Aa3	1,175,000	1,343,190
KY State Turnpike Authority Economic Development			5.000	07/01/2026	Aa3	1,385,000	1,678,702

							4,518,721
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.40% of Net Assets
University of Kentucky General Receipts			4.000	04/01/2028	Aa2	750,000	826,178
University of Louisville			5.000	03/01/2024	A1	350,000	393,050
University of Louisville	*	*	5.000	03/01/2024	A1	2,000,000	2,246,000

							3,465,228
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.14% of Net Assets
Lexington-Fayette Urban County Government			5.000	06/01/2024	A1	2,800,000	2,819,600
Warren County Hospital			5.000	04/01/2023	A+*	500,000	524,640

							3,344,240
MUNICIPAL UTILITY REVENUE BONDS
5.50% of Net Assets
Campbell & Kenton Counties Sanitation District #1			4.000	08/01/2031	Aa2	1,000,000	1,157,110
Frankfort Electric & Water			4.000	12/01/2023	AA*	440,000	480,616
KY Rural Water Finance Corporation			4.500	08/01/2021	Baa2	35,000	35,068
Northern KY Water			5.000	02/01/2026	Aa2	815,000	902,580

							2,575,374

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2021	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
4.08% of Net Assets
KY State Property & Building #104	*	*	5.000%	11/01/2021	A2	$1,000,000	$1,027,010
KY State Property & Building #108			5.000	08/01/2022	A1	200,000	212,498
KY State Property & Building #112			5.000	11/01/2026	A1	555,000	670,562

							1,910,070
PREREFUNDED BONDS
3.02% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water			5.000	02/01/2025	Aaa	175,000	182,096
KY State Property & Building #100			5.000	08/01/2025	A1	500,000	508,025
KY Turnpike Economic Development Road Revenue			5.000	07/01/2023	Aa3	600,000	636,168
KY Turnpike Economic Development Road Revenue			5.000	07/01/2024	Aa3	85,000	90,124

							1,416,413
AIRPORT REVENUE BONDS
1.28% of Net Assets
Kenton County Airport			5.000	01/01/2026	A1	500,000	597,940

Total Investments 97.67% of Net Assets							$45,747,498

(cost $43,740,436) (See (a) below for further explanation)

Other assets in excess of liabilities 2.33%							1,093,629

Net Assets 100%							$46,841,127

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $43,740,436 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	2,011,353
Unrealized depreciation	(4,291)

Net unrealized appreciation	2,007,062

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2021	UNAUDITED

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	45,747,498
Level 3	Significant Unobservable Inputs	—

45,747,498

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2021

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
29.18% of Net Assets
Jackson State University Educational Building			5.000%	03/01/2034	Aa2	$440,000	$505,419
Mississippi State University Educational Building			5.000	11/01/2032	Aa2	125,000	148,023
MS Development Bank Special Obligation Gulf Coast Community Project	*	*	4.000	12/01/2034	AA-*	300,000	341,820
MS Development Bank Special Obligation Itawamba Community College			4.000	10/01/2040	AA-*	350,000	407,659
MS Development Bank Special Obligation Northwest MS Community College			4.000	03/01/2039	AA-*	225,000	261,380
MS Development Bank Special Obligation Pearl River Community College			5.000	10/01/2033	AA-*	125,000	156,630
MS State University			4.000	08/01/2033	Aa2	140,000	161,617
MS State University Educational Building Corporation Revenue			5.000	08/01/2033	Aa2	225,000	273,924
MS State University Educational Building Corporation Revenue			4.000	08/01/2036	Aa2	250,000	285,673
University of Mississippi Educational Building Corporation			5.000	10/01/2031	Aa2	205,000	245,377
University Southern MS Educational Building Corporation			5.000	09/01/2033	Aa2	360,000	429,238

							3,216,760
PREREFUNDED BONDS
27.12% of Net Assets
MS Development Bank Desoto County Highway			5.000	01/01/2030	Aa3/AA-*	100,000	108,436
MS Development Bank Special Obligation Brandon Public Improvement			5.000	11/01/2033	Aa3	150,000	175,050
MS Development Bank Special Obligation Canton	*	*	5.750	10/01/2031	A2	370,000	380,353
MS Development Bank Special Obligation Hattiesburg Water & Sewer			4.750	12/01/2038	AA*	700,000	784,665
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	NR	125,000	136,995
MS Development Bank Special Obligation Marshall County			5.000	01/01/2028	Aa3	50,000	51,825
MS State Capital Improvement Projects			5.000	10/01/2036	Aa2	180,000	184,408
MS State University Educational Building Corporation Revenue			5.000	08/01/2036	Aa2	175,000	177,888
MS State University Educational Building Corporation Revenue	*	*	5.250	08/01/2038	Aa2	300,000	335,325
Southern Mississippi Educational Building Corporation			5.000	03/01/2038	Aa2	600,000	655,188

							2,990,133
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.04% of Net Assets
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2025	Aa3	200,000	232,824
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2029	Aa3	300,000	365,760
MS Development Bank Special Obligation Highway Construction			4.000	01/01/2030	Aa3	175,000	202,249
MS Development Bank Special Obligation Marshall County			5.000	01/01/2030	Aa3	75,000	85,984

							886,817
MUNICIPAL UTILITY REVENUE BONDS
7.61% of Net Assets
MS Development Bank Special Obligation Jackson Water & Sewer			6.875	12/01/2040	Ba2	150,000	172,143
MS Development Bank Special Obligation Meridian Water & Sewer			4.000	07/01/2038	AA*	150,000	177,579
MS Development Bank Special Obligation Meridian Water & Sewer			4.000	07/01/2036	AA*	215,000	255,536
MS Development Bank Special Obligation Tupelo			5.000	05/01/2033	Aa2	150,000	177,863
MS Development Bank Special Obligation West Jackson County Utility District			5.000	12/01/2033	A*	50,000	55,375

							838,496
AD VALOREM PROPERTY BONDS
6.49% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project			4.000	02/01/2040	Aa3	250,000	292,503
MS Development Bank Special Obligation Hinds County Schools			5.000	03/01/2043	Aa3	350,000	423,034

							715,537
PUBLIC FACILITIES REVENUE BONDS
5.62% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	*	*	4.000	08/01/2033	AA*	300,000	337,644
MS Development Bank Special Obligation Brandon Public Improvement			4.000	08/01/2035	AA*	150,000	168,086
MS Development Bank Special Obligation Hinds County			4.000	11/01/2035	Aa3	100,000	114,334

							620,064
REFUNDING BONDS
4.74% of Net Assets
MS State Refunding			5.000	10/01/2033	Aa2	150,000	185,328
MS State Refunding	*	*	4.000	10/01/2036	Aa2	290,000	336,887

							522,215
SCHOOL IMPROVEMENT BONDS
4.25% of Net Assets
MS Development Bank Special Obligation Canton School District			5.000	12/01/2033	A1	100,000	117,592
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	A+*	100,000	108,109
MS Development Bank Special Obligation Rankin School District			4.000	06/01/2038	AA*	100,000	113,535
MS Development Bank Special Obligation Vicksburg Warren School District			5.500	03/01/2038	AA*	100,000	129,493

							468,729
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.65% of Net Assets
Mississippi State			3.000	06/01/2038	Aa2	100,000	110,097
Mississippi State Gaming Tax Revenue			5.000	10/15/2035	A3	125,000	142,416
Mississippi State Gaming Tax Revenue			5.000	10/15/2037	A-*	125,000	149,959

							402,472
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.73% of Net Assets
Medical Center Educational Building Corporation MS Revenue			5.500	12/01/2023	Aa2	60,000	65,147
Medical Center Educational Building Corporation MS Revenue			5.000	06/01/2035	Aa2	100,000	125,669

							190,816

Total Investments 98.43% of Net Assets							$10,852,039

(cost $10,188,937) (See (a) below for further explanation)

Other assets in excess of liabilities 1.57%							172,603

Net Assets 100%							$11,024,642

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2021

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $10,188,937 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$663,332
Unrealized depreciation	(230)

Net unrealized appreciation	$663,102

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,852,039
Level 3	Significant Unobservable Inputs	—

$10,852,039

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2021	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
17.57% of Net Assets
Brunswick County NC Limited Obligation			5.000%	06/01/2030	Aa2	$250,000	$291,598
Brunswick County NC Limited Obligation			5.000	06/01/2031	Aa2	250,000	290,930
Buncombe County NC Limited Obligation			4.000	06/01/2036	Aa1	125,000	151,669
Burke County NC Limited Obligation			4.000	04/01/2034	Aa3	250,000	285,118
Cabarrus County NC			4.000	06/01/2034	Aa2	795,000	917,716
Cabarrus County NC Limited Obligation			5.000	04/01/2035	Aa2	1,435,000	1,706,545
Cabarrus County NC Limited Obligation			4.000	06/01/2035	Aa2	1,650,000	1,901,526
Chatham County NC Limited Obligation			4.000	11/01/2036	Aa2	750,000	878,640
Chatham County NC Limited Obligation			4.000	11/01/2037	Aa2	2,000,000	2,299,860
Davidson County NC Limited Obligation			5.000	06/01/2032	Aa2	500,000	598,230
Duplin County NC Limited Obligation			5.000	04/01/2032	A2	750,000	875,205
Duplin County NC Limited Obligation			5.000	04/01/2034	A2	865,000	1,004,879
Henderson County NC Limited Obligation			4.000	06/01/2034	Aa2	200,000	234,592
Henderson County NC Limited Obligation			4.000	06/01/2037	Aa2	1,275,000	1,524,110
Henderson County NC Limited Obligation			4.000	06/01/2038	Aa2	1,060,000	1,265,120
Onslow County NC Limited Obligation			5.000	06/01/2033	Aa2	500,000	584,985
Pitt County NC Limited Obligation			4.000	04/01/2031	Aa2	500,000	579,205
Pitt County NC Limited Obligation			4.000	04/01/2034	Aa2	550,000	627,952
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3	250,000	291,455
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3	350,000	406,249
Rutherford County NC Limited Obligation			4.000	03/01/2037	A1	410,000	483,255
Rutherford County NC Limited Obligation			4.000	03/01/2039	A1	500,000	586,190
Rutherford County NC Limited Obligation			4.000	03/01/2040	A1	325,000	379,282
Sampson County NC Limited Obligation			5.000	12/01/2033	A1	1,975,000	2,309,680
Sampson County NC Limited Obligation			5.000	09/01/2040	A1	750,000	896,318
Scotland County NC			4.500	12/01/2036	A*	1,170,000	1,376,915
Surry County NC Limited Obligation			4.000	06/01/2034	Aa3	350,000	411,135
Surry County NC Limited Obligation			4.000	06/01/2036	Aa3	590,000	690,111
Surry County NC Limited Obligation			4.000	06/01/2037	Aa3	730,000	847,844
Wake County NC Limited Obligation			4.000	09/01/2037	Aa1	750,000	891,210
Wayne County NC			4.000	06/01/2034	Aa3	1,500,000	1,718,160
Wilkes County NC Limited Obligation			5.000	06/01/2031	A1	350,000	408,709

							27,714,393
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.93% of Net Assets
Appalachian NC State University			4.000	05/01/2033	A1	500,000	567,145
Appalachian NC State University	*	*	5.000	05/01/2036	A1	1,000,000	1,205,260
Iredell County NC Community College			5.000	04/01/2026	Aa1	225,000	225,844
Iredell County NC Community College			5.000	04/01/2027	Aa1	325,000	325,926
NC State Capital Facilities Davidson College			5.000	03/01/2032	AA+*	310,000	322,859
NC State Capital Facilities Davidson College			4.750	03/01/2035	AA+*	1,000,000	1,035,620
NC State Capital Facilities Wake Forest			5.000	01/01/2048	Aa3	315,000	375,260
Scotland County NC			5.000	12/01/2033	A*	250,000	299,173
University of NC Wilmington			4.000	10/01/2037	Aa3	750,000	868,620
University of NC at Asheville			4.000	06/01/2036	A1	1,350,000	1,556,870
University of NC at Charlotte Board of Governors			4.000	10/01/2037	Aa3	750,000	845,880
University of NC at Charlotte Board of Governors			5.000	10/01/2042	Aa3	250,000	300,055
University of NC at Charlotte Board of Governors			4.000	10/01/2040	Aa3	305,000	350,408
University of NC Chapel Hill Hospitals			4.000	02/01/2037	Aa3	1,000,000	1,152,150
University of NC Chapel Hill Hospitals			4.000	02/01/2038	Aa3	400,000	458,040
University of NC Charlotte			4.000	10/01/2035	Aa3	250,000	283,595
University of NC Charlotte			4.000	10/01/2036	Aa3	250,000	282,940
University of NC Charlotte			5.000	04/01/2040	Aa3	2,650,000	3,038,782
University of NC Greensboro			5.000	04/01/2033	Aa3	900,000	1,012,113
University of NC Greensboro			4.000	04/01/2035	Aa3	750,000	860,190
University of NC Greensboro			4.000	04/01/2036	Aa3	500,000	571,690
University of NC Greensboro			5.000	04/01/2038	Aa3	425,000	517,816
University of NC Greensboro			5.000	04/01/2039	Aa3	2,870,000	3,215,692
University of NC Wilmington			4.000	04/01/2037	Aa3	385,000	443,201
University of NC Wilmington			4.000	04/01/2038	Aa3	405,000	464,932
University of NC Wilmington			4.000	04/01/2039	Aa3	1,380,000	1,578,720
University of NC Wilmington Limited Obligation			5.000	06/01/2033	A1	550,000	616,336
University of NC Wilmington Limited Obligation			4.000	06/01/2034	A1	500,000	541,425
University of North Carolina			5.000	10/01/2033	A3	30,000	30,106
Western Carolina NC University			5.000	10/01/2043	Aa3	1,000,000	1,203,740
Western Carolina University			5.000	10/01/2035	Aa3	1,000,000	1,224,310
Western Carolina University			5.000	10/01/2045	Aa3	825,000	945,937

							26,720,635

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2021	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
14.36% of Net Assets
Charlotte NC Certificate of Participation			4.000%	12/01/2034	Aa1	$290,000	$328,999
Charlotte NC Certificate of Participation			4.000	06/01/2036	Aa2	1,000,000	1,181,350
Charlotte NC Certificate of Participation			4.000	06/01/2037	Aa2	3,000,000	3,546,570
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2037	Aa2	500,000	591,095
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2039	Aa2	1,000,000	1,168,030
Davidson County NC Limited Obligation			4.000	06/01/2037	Aa2	200,000	237,210
Davidson County NC Limited Obligation			4.000	06/01/2038	Aa2	240,000	283,985
Davidson County NC Limited Obligation			4.000	06/01/2040	Aa2	635,000	746,684
Durham Capital Financing Corporation			4.000	06/01/2036	Aa1	300,000	363,717
Durham Capital Financing Corporation			4.000	06/01/2037	Aa1	270,000	325,553
Durham Capital Financing Corporation			4.000	06/01/2038	Aa1	250,000	300,020
Durham NC Limited Obligation			4.000	04/01/2036	Aa1	1,000,000	1,165,540
Forsyth County NC Limited Tax			5.000	04/01/2031	Aa1	335,000	350,192
Harnett County NC Limited Obligation			4.000	10/01/2038	Aa3	1,055,000	1,231,742
Henderson County NC Limited Obligation			5.000	10/01/2030	Aa2	250,000	294,983
Henderson County NC Limited Obligation			5.000	10/01/2031	Aa2	500,000	588,755
Johnston County NC Limited Obligation			4.000	04/01/2035	Aa2	360,000	433,490
Johnston County NC Limited Obligation			4.000	04/01/2037	Aa2	975,000	1,164,101
Kannapolis NC Limited Obligation			5.000	04/01/2032	A1	500,000	556,290
Mooresville NC Limited Obligation			3.000	10/01/2038	Aa2	200,000	219,588
Onslow County NC Limited Obligation			5.000	06/01/2032	Aa2	500,000	585,660
Orange County NC			4.000	10/01/2036	Aa1	375,000	447,248
Orange County NC			4.000	10/01/2037	Aa1	375,000	445,931
Orange County NC			4.000	10/01/2038	Aa1	275,000	325,578
Orange County NC			4.000	10/01/2038	Aa1	765,000	905,699
Orange County NC			4.000	10/01/2039	Aa1	200,000	236,090
Raleigh NC Limited Obligation			5.000	10/01/2034	Aa1	1,420,000	1,625,971
Randolph County NC Limited Obligation			4.000	10/01/2036	Aa3	250,000	295,113
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3	250,000	293,815
Randolph County NC Limited Obligation			4.000	10/01/2038	Aa3	670,000	784,543
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3	500,000	583,765
Thomasville NC Revenue			4.000	05/01/2036	Aa3	500,000	576,435
Wilmington NC Limited Obligation			4.000	06/01/2036	Aa1	230,000	279,071
Wilmington NC Limited Obligation			4.000	06/01/2037	Aa1	170,000	204,978

							22,667,791
MUNICIPAL UTILITY REVENUE BONDS
13.00% of Net Assets
Brunswick County NC Enterprise System Revenue			5.000	04/01/2031	Aa3	500,000	579,725
Brunswick County NC Enterprise System Revenue			4.000	04/01/2039	Aa3	1,000,000	1,165,660
Buncombe County NC Metropolitan Sewer District			5.000	07/01/2039	Aaa	550,000	624,905
Cary NC Combined Enterprise System Revenue			4.000	12/01/2042	Aaa	750,000	861,330
Charlotte NC Storm Water Fee Revenue			3.000	12/01/2036	Aaa	250,000	280,513
Charlotte NC Storm Water Fee Revenue			3.000	12/01/2037	Aaa	250,000	279,328
Charlotte NC Water & Sewer System			4.000	07/01/2046	Aaa	1,050,000	1,264,851
Concord NC Utilities System Revenue			4.500	12/01/2034	Aa2	1,000,000	1,169,750
Fuquay-Varina NC Combined Utilities Revenue			5.000	04/01/2040	Aa2	1,000,000	1,188,690
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2034	Aa2	570,000	662,739
Gastonia NC Combined Utilities System Revenue			5.000	05/01/2035	Aa2	250,000	290,565
Greensboro NC Enterprise System Revenue			4.000	06/01/2045	Aa1	1,965,000	2,321,490
High Point NC Combined Enterprise			5.000	11/01/2039	Aa2	750,000	861,908
Lincoln County NC Enterprise System Revenue			3.000	08/01/2038	AA*	160,000	174,270
Lincoln County NC Enterprise System Revenue			3.000	08/01/2039	AA*	340,000	369,114
Lincoln County NC Enterprise System Revenue			3.000	08/01/2040	AA*	265,000	286,984
Lincoln County NC Enterprise System Revenue			3.000	08/01/2041	AA*	240,000	259,063
Martin County NC Limited Obligation Water and Sewer District			4.750	06/01/2034	A2	1,150,000	1,267,392
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2032	A*	500,000	586,705
Pender County NC Limited Obligation			3.000	06/01/2038	Aa3	490,000	524,898
Pender County NC Limited Obligation			3.000	06/01/2045	Aa3	500,000	525,385
Sampson County NC Water & Sewer District			5.000	06/01/2037	A1	920,000	1,076,370
Union County NC Enterprise System Revenue			4.000	06/01/2038	Aa2	500,000	589,840
Union County NC Enterprise System Revenue			4.000	06/01/2044	Aa2	415,000	478,595
Union County NC Enterprise System Revenue			3.000	06/01/2046	Aa2	750,000	805,088
Wake County NC Industrial Facilities & Pollution Control Duke Energy			4.000	06/01/2041	Aa3	1,260,000	1,328,267
Wilmington NC Storm Water Revenue			5.000	06/01/2028	AA+*	115,000	115,328
Wilmington NC Storm Water Revenue			5.000	06/01/2035	Aa2	500,000	584,985

							20,523,738
PREREFUNDED BONDS
10.22% of Net Assets
Durham Capital Financing Corporation			4.000	06/01/2043	Aa1	1,000,000	1,082,340
Durham Capital Financing Corporation Limited Obligation			5.000	06/01/2034	Aa1	500,000	552,090
Johnston County NC Limited Obligation			4.750	06/01/2033	Aa2	500,000	549,275
NC Eastern Municipal Power Agency			6.000	01/01/2025	Baa2	1,150,000	1,381,816
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2030	A*	500,000	603,460
NC State Capital Facilities Duke University			5.000	10/01/2041	Aa1	2,000,000	2,403,940
NC State Medical Care Commission Duke University Health			5.000	06/01/2035	Aa2	500,000	528,375
NC State University at Raleigh			5.000	10/01/2042	Aa1	750,000	839,933
New Hanover County NC Hospital Revenue New Hanover Regional Medical	*	*	5.000	10/01/2034	NR	1,500,000	1,895,010
Orange County NC Public Facilities Company Limited Obligation			4.750	10/01/2032	Aa1	750,000	802,028
Raleigh NC Limited Obligation			5.000	10/01/2038	Aa2	500,000	559,820
University of NC Charlotte			5.000	04/01/2035	Aa3	595,000	677,878
University of NC Charlotte			5.000	04/01/2038	Aa3	1,000,000	1,139,290
University of NC Charlotte			5.000	04/01/2043	Aa3	1,500,000	1,708,935
University of NC Greensboro			5.000	04/01/2036	Aa3	500,000	524,325
Winston Salem NC Limited Obligation			5.000	06/01/2031	Aa1	800,000	883,896

							16,132,411

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2021	UNAUDITED

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
7.86% of Net Assets
Buncombe County NC Limited Obligation	**	5.000%	06/01/2035	Aa1	$1,000,000	$1,162,830
Charlotte NC Certificate of Participation		5.000	06/01/2026	Aa1	1,455,000	1,460,675
Charlotte NC Certificate of Participation		5.000	06/01/2027	Aa1	775,000	777,248
Charlotte NC Certificate of Participation		5.000	06/01/2033	Aa1	840,000	919,439
Charlotte NC Certificate of Participation		5.000	06/01/2034	Aa1	750,000	872,453
Chatham County NC		5.000	11/01/2032	Aa2	825,000	971,660
Durham County NC		4.000	06/01/2036	Aaa	225,000	268,081
Monroe NC Limited Obligation		4.000	03/01/2033	Aa3	255,000	288,206
Monroe NC Limited Obligation	**	5.000	03/01/2039	Aa3	1,250,000	1,465,023
New Hanover County NC Limited Obligation		5.000	12/01/2027	Aa1	505,000	544,430
Pitt County NC Certificate of Participation		5.000	04/01/2027	Aa2	500,000	523,910
Rockingham County NC Limited Obligation		5.000	04/01/2027	Aa3	250,000	291,363
Rockingham County NC Limited Obligation		4.500	04/01/2032	Aa3	500,000	567,190
Sampson County NC Limited Obligation		4.000	09/01/2036	A1	1,000,000	1,132,740
Sampson County NC Limited Obligation		4.000	09/01/2037	A1	500,000	565,400
Thomasville NC Combined Enterprise System Revenue		4.750	05/01/2028	A1	435,000	453,496
Union County NC Limited Obligation Refunding		5.000	12/01/2024	Aa1	125,000	145,859

						12,410,003

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.62% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health		5.000	01/15/2036	Aa3	590,000	731,948
Charlotte Mecklenburg NC Hospital Healthcare System		5.000	01/15/2039	Aa3	1,500,000	1,607,475
Charlotte-Mecklenburg NC Hospital Authority		5.000	01/15/2033	Aa3	210,000	262,784
NC State Medical Care Commission		4.000	07/01/2039	A2	550,000	636,928
NC State Medical Care Commission Health Care Facilities Rex Hospital		5.000	07/01/2033	A2	750,000	866,715
NC State Medical Care Commission Health Care Facilities Vidant Health		5.000	06/01/2040	A2	1,385,000	1,575,242
NC State Medical Care Commission Health Care Facilities Wake Medical		5.000	10/01/2031	A2	1,000,000	1,051,110
NC State Medical Care Commission Health Care Facilities Wake Medical		5.000	10/01/2038	A2	200,000	209,156
NC State Medical Care Commission Rex Healthcare		4.000	07/01/2040	A2	750,000	865,283
NC State Medical Care Commission Wake Forest Baptist Hospital		5.000	12/01/2033	A2	1,000,000	1,069,560

						8,876,201

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.76% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee		5.000	03/01/2030	A2	200,000	229,156
NC State Limited Obligation		4.000	05/01/2035	Aa1	100,000	121,818
NC State Limited Obligation Build NC Bonds		4.000	05/01/2034	Aa1	670,000	795,933
NC State Turnpike Authority		5.000	01/01/2036	AA*	500,000	619,730
NC State Turnpike Authority		5.000	01/01/2038	AA*	2,415,000	2,975,546
NC State Turnpike Authority Monroe Connector System		5.000	07/01/2029	Aa1	500,000	505,800
NC State Turnpike Authority Monroe Connector System		5.000	07/01/2031	Aa1	1,385,000	1,400,996
NC State Turnpike Authority Triangle Expressway		4.000	01/01/2036	Aa1	250,000	289,628
NC State Turnpike Authority Triangle Expressway		4.000	01/01/2039	Aa1	500,000	574,065

						7,512,672

AIRPORT REVENUE BONDS
3.22% of Net Assets
Charlotte NC Douglas International Airport		5.000	07/01/2030	Aa3	1,095,000	1,242,617
Charlotte NC Douglas International Airport		5.000	07/01/2036	Aa3	250,000	302,675
Charlotte NC Douglas International Airport		4.000	07/01/2036	Aa3	500,000	565,370
Charlotte NC Douglas International Airport		5.000	07/01/2037	Aa3	700,000	845,166
Charlotte NC Douglas International Airport		5.000	07/01/2042	Aa3	1,325,000	1,584,925
Charlotte NC Douglas International Airport		4.000	07/01/2044	Aa3	480,000	544,848

						5,085,601

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.19% of Net Assets
Buncombe County NC Limited Obligation		5.000	06/01/2033	Aa1	600,000	697,962
Buncombe County NC Limited Obligation		5.000	06/01/2034	Aa1	1,100,000	1,247,499
Buncombe County NC Limited Obligation		5.000	06/01/2034	Aa1	365,000	424,594
Charlotte NC Certificate of Participation		5.000	12/01/2029	Aa1	340,000	350,540
Rocky Mount NC Special Obligation		4.500	05/01/2032	Aa3	1,500,000	1,758,750
Winston Salem NC Limited Obligation		4.500	06/01/2034	Aa1	500,000	557,230

						5,036,575

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2021	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS
1.08% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2032	Aa1	$1,500,000	$1,701,135

ESCROWED TO MATURITY BONDS
.50% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	750,000	782,873

AD VALOREM PROPERTY BONDS
.23% of Net Assets
Raleigh NC Limited Obligation	4.000	06/01/2034	Aa1	300,000	366,012

Total Investments 98.54% of Net Assets					$155,530,040

(cost $146,049,684) (See (a) below for further explanation)

Other assets in excess of liabilities 1.46%					2,311,558

Net Assets 100%					$157,841,598

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $146,049,684 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$9,555,868
Unrealized depreciation	(75,512)

Net unrealized appreciation	$9,480,356

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	155,530,040
Level 3	Significant Unobservable Inputs	—

$155,530,040

Securities held by the Fund are valued as determined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2021	UNAUDITED

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
24.40% of Net Assets
East Carolina University		5.000%	10/01/2027	Aa3	$250,000	$299,193
Pitt County NC Limited Obligation		5.000	04/01/2027	Aa2	495,000	608,746
University of NC Charlotte		5.000	10/01/2025	Aa3	110,000	130,594
University of NC Charlotte		5.000	04/01/2028	Aa3	250,000	290,395
University of NC Greensboro		5.000	04/01/2025	A+*	10,000	10,036
University of NC Greensboro		5.000	04/01/2026	Aa3	400,000	482,180
University of NC Wilmington		4.000	06/01/2029	A1	750,000	845,655
University of NC Wilmington Limited Obligation		4.000	06/01/2030	A1	200,000	224,130
Western Carolina University		5.000	10/01/2025	Aa3	225,000	267,565

						3,158,494

REFUNDING BONDS
17.90% of Net Assets
Bertie County Limited Obligation	**	4.000	06/01/2022	A2	200,000	208,588
Charlotte NC Certificate of Participation		4.000	06/01/2022	Aa1	125,000	130,638
Charlotte NC Certificate of Participation		5.000	06/01/2023	Aa1	25,000	27,576
Charlotte NC Certificate of Participation		4.000	06/01/2025	Aa1	100,000	107,803
Charlotte NC Certificate of Participation		5.000	12/01/2025	Aa2	100,000	120,474
Dare County NC Limited Obligation		5.000	06/01/2024	Aa2	335,000	353,850
Raleigh NC Limited Obligation Refunding		5.000	10/01/2023	Aa2	250,000	279,510
Rockingham County NC Limited Obligation	**	5.000	04/01/2023	Aa3	250,000	273,623
Rockingham County NC Limited Obligation		4.000	04/01/2024	Aa3	105,000	115,863
Sampson County NC Limited Obligation		5.000	12/01/2023	A1	165,000	184,737
Sampson County NC Limited Obligation		5.000	09/01/2025	A1	125,000	148,275
Sampson County NC Limited Obligation		5.000	09/01/2026	A1	210,000	255,543
Warren County NC Limited Obligation	**	5.000	06/01/2023	A1	100,000	109,959

						2,316,439

MUNICIPAL UTILITY REVENUE BONDS
16.97% of Net Assets
Brunswick County NC EnterpriseSystem Revenue	**	5.000	04/01/2027	Aa3	250,000	292,870
Cary NC Combined Enterprise Systems		4.000	12/01/2028	Aaa	250,000	288,683
Columbus County NC Limited Obligation		5.000	06/01/2023	A1	355,000	390,355
Lincoln County NC Enterprise System Revenue		5.000	08/01/2029	AA*	100,000	131,344
Monroe NC Limited Obligation		5.000	03/01/2028	Aa3	95,000	114,097
Monroe NC Limited Obligation		5.000	03/01/2029	Aa3	195,000	233,676
NC Municipal Power Agency #1 Catawba Electric		5.000	01/01/2028	A*	125,000	157,184
NC Municipal Power Agency #1 Catawba Electric		5.000	01/01/2028	A*	125,000	148,649
Pender County NC Limited Obligation		5.000	06/01/2027	Aa3	100,000	124,676
Pender County NC Limited Obligation		5.000	06/01/2028	Aa3	100,000	126,883
Warren County NC Limited Obligation		5.000	06/01/2027	A1	160,000	187,626

						2,196,043

SCHOOL IMPROVEMENT BONDS
11.31% of Net Assets
Onslow County NC Limted Obligation		5.000	06/01/2023	Aa2	250,000	275,930
Randolph County NC Limited Obligation		5.000	10/01/2025	Aa3	250,000	299,013
Rutherford County NC Limited Obligation		5.000	03/01/2028	A1	75,000	94,543
Scotland County NC		5.000	12/01/2025	A*	270,000	318,983
Scotland County NC		5.000	12/01/2026	A*	250,000	301,737
Scotland County NC		5.000	12/01/2027	A*	140,000	173,681

						1,463,887

PUBLIC FACILITIES REVENUE BONDS
8.37% of Net Assets
Buncombe County NC Limited Obligation	**	5.000	06/01/2028	Aa1	500,000	586,555
Charlotte NC Certificate of Participation		4.000	12/01/2022	Aa1	170,000	174,371
Monroe NC Limited Obligation		5.000	04/01/2026	AA*	265,000	321,765

						1,082,691

PREREFUNDED BONDS
4.69% of Net Assets
North Carolina State Medical Care Commission Vidant Health		5.000	06/01/2028	A2	180,000	214,015
Union County NC Enterprise System Revenue		4.000	12/01/2022	Aa2	100,000	102,578
Watauga NC Public FacillitiesCorporation Limited Obligation		5.000	06/01/2023	Aa3	275,000	290,540

						607,133

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.94% of Net Assets
NC State Grant Anticipation Revenue Vehicle		5.000	03/01/2029	A2	120,000	138,140
North Carolina State Anticipation Revenue Garvee		5.000	03/01/2029	A2	20,000	25,986
North Carolina Turnpike Authority		5.000	01/01/2029	A2	285,000	346,232

						510,358

HOSPITAL AND HEALTHCARE REVENUE BONDS
3.63% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System		5.000	01/15/2028	Aa3	225,000	269,543
NC State Medical Care Commission Health Care Facilities		4.000	06/01/2024	A2	180,000	199,827

						469,370

AD VALOREM PROPERTY BONDS
2.17% of Net Assets
Smithville Township NC	**	5.000	06/01/2024	Aa3	250,000	280,758

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2021	UNAUDITED

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS
2.00% of Net Assets
Edgecombe County NC Limited Obligation	**	4.000%	06/01/2022	A2	$250,000	$259,448

ESCROWED TO MATURITY BONDS
1.77% of Net Assets
NC Eastern Municipal Power Agency		6.000	01/01/2022	A3	220,000	229,643

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.07% of Net Assets
Winston Salem NC Limited Obligation		5.000	06/01/2023	Aa1	125,000	137,908

Total Investments 98.22% of Net Assets						$12,712,172

(cost $12,019,780) (See (a) below for further explanation)

Other assets in excess of liabilities 1.78%						230,394

Net Assets 100%6						$12,942,566

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $12,019,780 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	699,014
Unrealized depreciation	(6,622)

Net unrealized appreciation	692,392

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,712,172
Level 3	Significant Unobservable Inputs	—

12,712,172

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2021	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
33.65% of Net Assets
Bristol TN Electric Revenue			5.000%	09/01/2038	AA-*	$1,525,000	$1,685,354
Chattanooga TN Electric Revenue			5.000	09/01/2035	AA*	250,000	294,640
Chattanooga TN Electric Revenue			5.000	09/01/2040	AA*	2,325,000	2,740,152
Clarksville TN Electric System Revenue			4.000	09/01/2034	Aa2	500,000	580,175
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2036	Aa2	1,475,000	1,719,880
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2038	Aa2	820,000	950,921
Columbia TN Waterworks Revenue			5.000	12/01/2032	Aa3	885,000	912,922
Franklin TN Water & Sewer Revenue and Tax Authority			5.000	04/01/2024	Aaa	750,000	855,683
Franklin TN Water & Sewer System Revenue			4.000	02/01/2036	Aa3	250,000	285,230
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2035	AA*	315,000	357,352
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2038	AA*	1,000,000	1,113,870
Harpeth Valley TN Utilities District			5.000	09/01/2034	AA+*	500,000	571,730
Harpeth Valley TN Utilities District			5.000	09/01/2040	AA+*	1,000,000	1,063,740
Harpeth Valley Utilities			4.000	09/01/2045	AA+*	150,000	173,258
Harpeth Valley Utilities			4.000	09/01/2050	AA+*	250,000	287,300
Knox Chapman TN Utility District			4.500	01/01/2027	AA-*	1,000,000	1,071,970
Knox Chapman TN Utility District			5.000	01/01/2031	AA-*	250,000	285,718
Knox Chapman TN Utility District			5.000	01/01/2033	AA-*	250,000	285,818
Madison TN Suburban Utility District Waterworks			3.000	02/01/2045	A+*	330,000	345,401
Memphis TN Gas System Revenue			4.000	12/01/2034	Aa1	775,000	891,235
Memphis TN Gas System Revenue			4.000	12/01/2036	Aa1	800,000	927,520
Memphis TN Gas System Revenue	*	*	4.000	12/01/2037	Aa1	1,310,000	1,515,212
Memphis TN Sanitation Sewer System			5.000	10/01/2045	Aa2	500,000	638,140
Memphis TN Storm Water System Revenue			5.000	10/01/2038	Aa3	500,000	614,600
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2036	AA*	500,000	566,115
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2039	AA*	500,000	565,950
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2030	Aa2	3,250,000	3,569,080
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2031	Aa2	500,000	548,735
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2033	Aa2	575,000	631,592
Metropolitan Government Nashville & Davidson County Water & Sewer			5.000	07/01/2037	Aa2	250,000	306,023
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2040	Aa2	2,265,000	2,487,921
Watauga River Regional Water Authority TN Waterworks			4.000	07/01/2037	A*	270,000	306,496
Williamson County Utilities			4.000	09/01/2041	AA*	500,000	579,620

							29,729,353

PREREFUNDED BONDS
13.07% of Net Assets
Clarksville TN Water Sewer & Gas Revenue			5.000	02/01/2033	Aa2	500,000	543,995
Clarksville TN Water Sewer & Gas Revenue			5.000	02/01/2038	Aa2	1,000,000	1,087,990
Gallatin TN Water & Sewer Revenue			5.000	01/01/2032	AA*	235,000	269,136
Johnson City TN Health & Educational Facilities Escrowed			5.125	07/01/2025	NR	40,000	40,158
Memphis TN Electric System Revenue			5.000	12/01/2031	Aa2	225,000	263,084
Memphis TN Electric System Revenue			5.000	12/01/2034	Aa2	1,250,000	1,460,575
Shelby County TN Health Education & Housing Facilities			5.000	05/01/2027	A1	750,000	788,513
Shelby County TN Health Education & Housing Facilities Board Rhodes College			5.000	08/01/2030	A2	500,000	508,045
Shelby County TN Health Education & Housing Facilities Board Rhodes College			5.000	08/01/2040	A2/A+*	650,000	748,630
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2037	Aa1	700,000	814,989
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2040	Aa1	2,000,000	2,406,280
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2043	Aa1	1,000,000	1,076,340
Watauga River TN Regional Water Authority Waterworks			5.000	07/01/2034	A*	500,000	529,425
West Wilson Utility District TN Waterworks			5.000	06/01/2033	NR	1,000,000	1,008,090

							11,545,250

SCHOOL IMPROVEMENT BONDS
12.26% of Net Assets
Coffee County TN			4.000	06/01/2037	AA-*	500,000	584,840
Coffee County TN			4.000	06/01/2041	AA-*	620,000	716,528
Franklin TN Special School District			5.000	06/01/2039	Aa1	250,000	314,390
Johnson City TN			4.000	06/01/2036	Aa2	1,150,000	1,358,551
Montgomery County TN			4.000	04/01/2036	AA*	260,000	297,807
Montgomery County TN			4.000	04/01/2037	AA*	1,920,000	2,188,531
Rhea County TN	*	*	5.000	04/01/2029	A1	1,385,000	1,448,378
Shelby County TN			5.000	04/01/2037	Aa1	500,000	608,060
Wilson County TN			4.000	04/01/2039	AA+*	1,495,000	1,675,925
Wilson County TN 10th Special School District			4.000	04/01/2033	AA-*	655,000	765,322
Wilson County TN 10th Special School District			4.000	04/01/2037	AA-*	200,000	234,108
Wilson County TN 10th Special School District			4.000	04/01/2039	AA-*	550,000	638,891

							10,831,331

PUBLIC FACILITIES REVENUE BONDS
11.21% of Net Assets
Memphis Shelby County TN Industrial Development Board			5.000	11/01/2030	Aa3	1,250,000	1,514,787
Memphis TN Refunding General Improvement			5.000	04/01/2031	Aa2	800,000	902,968
Metropolitan Government Nashville & Davidson County Convention Center			5.000	07/01/2026	A1	630,000	632,142
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2031	Aa3	1,500,000	1,634,010
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2038	Aa3	755,000	822,452
Pigeon Forge Industrial Development Board			5.000	06/01/2027	AA*	1,400,000	1,410,108
Pigeon Forge Industrial Development Board	*	*	5.000	06/01/2029	AA*	2,120,000	2,134,586
Pigeon Forge Industrial Development Board			5.000	06/01/2034	AA*	850,000	855,780

							9,906,833

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2021	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.50% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000%	04/01/2035	Aa3	$625,000	$626,738
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,260,470
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	852,873
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,723,869
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	582,410
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	588,940
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,871,745

					7,507,045

HOSPITAL AND HEALTHCARE REVENUE BONDS
7.35% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,970,700
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,120,924
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,810,026
Shelby County TN Health Education & Housing Facilities - LeBonheur	5.000	05/01/2035	A1	500,000	591,480

					6,493,130

REFUNDING BONDS
5.41% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,204,270
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	476,078
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	564,034
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	282,018
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,130,310
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	281,620
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	282,018
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	564,035

					4,784,383

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.82% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	212,748
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	1,033,206
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,158,832
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	973,814

					3,378,600

AIRPORT REVENUE BONDS
2.89% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	925,576
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	290,033
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,336,366

					2,551,975

INDUSTRIAL REVENUE BONDS
.97% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	856,230

Total Investments 99.13% of Net Assets					$87,584,130

(cost $82,021,117) (See (a) below for further explanation)

Other assets in excess of liabilities .87%					771,920

Net Assets 100%					$88,356,050

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2021	UNAUDITED

(a) Cost for federal income tax purposes is $82,021,117 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,576,382
Unrealized depreciation	(13,369)

Net unrealized appreciation	$5,563,013

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	87,584,130
Level 3	Significant Unobservable Inputs	—

$87,584,130

Securities held by the Fund are valued as determined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2021	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
21.64% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility			4.000%	02/01/2022	Aa3	$220,000	$227,071
Memphis-Shelby County TN Industrial Development Board			5.000	11/01/2024	Aa3	250,000	290,191
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.000	07/01/2023	Aa3	125,000	138,343
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.250	08/01/2024	Aa3	190,000	209,925
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.250	08/01/2025	Aa3	195,000	214,970
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.250	08/01/2026	Aa3	100,000	109,898
Pigeon Forge Industrial Development Board			5.000	06/01/2024	AA*	175,000	176,355

							1,366,753
MUNICIPAL UTILITY REVENUE BONDS
21.23% of Net Assets
Chattanooga TN Electric Revenue	*	*	5.000	09/01/2023	AA*	250,000	278,850
Erwin TN Utilities Authority Electric System			5.000	09/01/2026	A*	50,000	60,285
Hallsdale-Powell TN Utility District			4.000	04/01/2028	AA*	255,000	295,595
Maryville TN			4.000	06/01/2029	Aa3	250,000	289,310
Metropolitan Government Nashville & Davidson County TN Water & Sewer			5.000	07/01/2026	Aa2	100,000	110,603
Springfield TN			5.000	06/01/2027	Aa3	245,000	306,792

							1,341,435
REFUNDING BONDS
19.96% of Net Assets
Maryville TN			5.000	06/01/2026	Aa3	350,000	426,832
Memphis TN General Improvement	*	*	5.000	11/01/2023	Aa2	350,000	392,298
Memphis-Shelby County TN Industrial Development Board			5.000	11/01/2027	Aa3	200,000	244,430
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2024	Aa2	80,000	83,907
Putnam County TN			4.000	04/01/2025	Aa2	100,000	113,886

							1,261,353
SCHOOL IMPROVEMENT BONDS
18.79% of Net Assets
Bedford County TN			4.000	04/01/2027	AA*	250,000	289,800
Milan TN Special School District			5.000	03/01/2028	AA*	270,000	342,824
Rhea County TN			4.000	04/01/2025	A1	250,000	259,100
White County TN			4.000	06/01/2027	AA-*	260,000	295,516

							1,187,240
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.03% of Net Assets
Franklin County TN Health & Educational Facilities Board			4.000	09/01/2024	A+*	135,000	141,839
Shelby County TN Health Educational & Housing Facilities Rhodes College			5.000	08/01/2022	A2	120,000	127,216
Shelby County TN Health Educational & Housing Facilities Rhodes College			4.000	08/01/2025	A2	100,000	113,145
Shelby County TN Health Educational & Housing Facilities Rhodes College			4.000	08/01/2027	A2	225,000	251,422

							633,622
PREREFUNDED BONDS
1.96% of Net Assets
Memphis TN Center City Revenue Finance Corporation			5.250	11/01/2025	Aa3	100,000	102,972
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2024	NR	20,000	20,956

							123,928
AIRPORT REVENUE BONDS
1.71% of Net Assets
Metropolitan Nashville Airport Authority			4.000	07/01/2023	A1	100,000	108,173

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.63% of Net Assets
Selmer TN			4.000	06/01/2025	AA*	35,000	39,828

Total Investments 95.95% of Net Assets							$6,062,332

(cost $5,767,862) (See (a) below for further explanation)

Other assets in excess of liabilities 4.05%							255,785

Net Assets 100%							$6,318,117

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2021	UNAUDITED

(a) Cost for federal income tax purposes is $5,767,862 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$299,951
Unrealized depreciation	(5,481)

Net unrealized appreciation	$294,470

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,062,332
Level 3	Significant Unobservable Inputs	—

$6,062,332

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies March 31, 2021	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
67.35% of Net Assets
Federal Farm Credit Bank			5.050%	12/21/2021	Aaa	$270,000	$279,707
Federal Farm Credit Bank	*	*	5.250	05/10/2022	Aaa	2,000,000	2,113,424
Federal Farm Credit Bank	*	*	5.840	07/20/2022	Aaa	2,650,000	2,846,728
Federal Farm Credit Bank	*	*	5.250	10/25/2022	Aaa	1,500,000	1,619,655
Federal Farm Credit Bank			5.125	11/28/2022	Aaa	2,000,000	2,164,666
Federal Farm Credit Bank			2.375	08/01/2029	Aaa	1,000,000	1,057,867

							10,082,047
FEDERAL HOME LOAN BANK
27.90% of Net Assets
Federal Home Loan Bank			5.750	06/10/2022	Aaa	2,000,000	2,133,622
Federal Home Loan Bank			5.365	09/09/2024	Aaa	1,750,000	2,042,716

							4,176,338
FREDDIE MAC
3.09% of Net Assets
Federal Home Loan Mortage Corporation			1.400	07/28/2032	Aaa	500,000	462,767

Total Investments 98.34% of Net Assets							$14,721,152

(cost $14,105,666) (See (a) below for further explanation)

Other assets in excess of liabilities 1.66%							249,073

Net Assets 100%							$14,970,225

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $14,105,666 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$652,219
Unrealized depreciation	(36,733)

Net unrealized appreciation	$615,486

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31 ,2021.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$14,721,152
Level 3	Significant Unobservable Inputs	—

$14,721,152

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds March 31, 2021	UNAUDITED

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
33.10% of Net Assets
Alexandria LA Utilities			3.087%	05/01/2043	AA*	$300,000	$299,853
Barnesville GA Water & Sewer			3.175	09/01/2046	AA*	250,000	232,005
Benton WA Public Water Authority			3.200	10/01/2044	AA*	200,000	200,592
Cleveland OH Water			3.205	01/01/2042	Aa2	250,000	257,608
Eagle River CO Water & Sanitation District			3.010	12/01/2042	AA*	325,000	326,472
Franklin County WA Pulbic Utility District			2.974	09/01/2041	A1	150,000	141,918
Grant County WA Public Utility District			3.336	01/01/2041	Aa3	125,000	128,110
Lansing MI Board of Water & Light Utilities			3.525	07/01/2041	Aa3	300,000	316,140
Louisville & Jefferson County KY Metropolitan Sewer District			2.650	05/15/2044	Aa3	400,000	376,128
Metropolitan Government Nashville & Davidson County TN Recovery Zone			6.693	07/01/2041	Aa2	200,000	302,344
New Orleans LA Sewage			2.939	06/01/2045	AA*	250,000	236,243
OK State Municipal Power Authority			6.310	01/01/2040	A2	95,000	128,932
OK State Water Resources Board State Loan Program			2.910	10/01/2045	AAA*	200,000	202,158
Pasco WA Water & Sewer Revenue			3.272	12/01/2040	AA-*	245,000	247,181
Pigeon Forge TN Build America Recovery Zone			7.125	06/01/2040	AA*	300,000	369,955
Russellville AR Water & Sewer			2.816	07/01/2040	AA*	245,000	233,933
South Central CT Regional Water Authority			3.262	08/01/2044	Aa3	250,000	235,973
West Knox Utilities District Knox County TN Water and Sewer	*	*	6.900	06/01/2040	AA+*	400,000	423,868
Williamsport PA Municipal Water Authority Build America			6.100	01/01/2040	A2	60,000	60,001

							4,719,414

PUBLIC FACILITIES REVENUE BONDS
13.84% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds			4.250	12/01/2038	Aa2	275,000	296,090
Franklin County OH Convention Facilities Build America			6.540	12/01/2036	Aa2	155,000	217,210
Metropolitan Government Nashville & Davidson County TN			7.431	07/01/2043	A1	190,000	274,292
Montgomery AL Community Cooperative District			2.815	11/01/2049	Aa1	200,000	191,074
Oklahoma State Capitol Improvement Authority			3.078	07/01/2040	AA-*	250,000	246,698
Pompano Beach FL Certificate of Participation			5.579	01/01/2040	A1	225,000	246,429
Rhode Island Convention Center			6.060	05/15/2035	Aa3	70,000	84,679
Tuscon AZ Certificate of Participation			4.831	07/01/2034	A1	130,000	158,249
Wilmington NC Limited Obligation			3.090	06/01/2040	Aa1	250,000	258,070

							1,972,791

SCHOOL IMPROVEMENT BONDS
8.74% of Net Assets
Jefferson County TN Build America Bonds			6.625	06/01/2040	Aa3	250,000	276,698
Scotts Bluff County NE School District			2.519	12/01/2039	AA-*	250,000	235,302
Sedgwick County KS Unified School District			3.002	10/01/2043	Aa3	250,000	243,280
Westminster CO Public Schools Certificate of Participation			3.100	12/01/2040	A1	250,000	246,005
White Settlement TX Independent School District			2.843	08/15/2045	AAA*	250,000	245,797

							1,247,082

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.44% of Net Assets
Mesa CO State College Auxiliary			5.800	05/15/2040	Aa2	170,000	224,451
Mesa State College CO Auxiliary Facilities Build America			6.746	05/15/2042	Aa2	100,000	146,064
Michigan State University Revenues			4.496	08/15/2048	Aa2	375,000	416,543
OK Development Finance Authority			2.930	06/01/2041	AA-*	135,000	125,042
TN State School Bond Authority			2.661	11/01/2045	Aa1	300,000	292,101

							1,204,201

REFUNDING BONDS
8.18% of Net Assets
Bangor ME			2.546	07/15/2042	Aa2	250,000	240,643
Homewood AL Warrants			2.753	09/01/2046	Aa2	250,000	245,633
Leeds AL			3.097	05/01/2048	AA*	300,000	297,654
Oxford AL			2.684	01/01/2045	Aa2	400,000	382,575

							1,166,505

STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.75% of Net Assets
TN Housing Development Agency			3.104	07/01/2040	Aa1	250,000	252,245
TN Housing Development Agency			3.254	01/01/2045	Aa1	150,000	151,557
Uptown Development Authority Texas			3.464	09/01/2040	A2	200,000	201,636
VA State Housing Development			3.130	11/01/2045	Aa1	250,000	249,570
VA State Housing Development Authority			3.230	11/01/2050	Aa1	250,000	250,183

							1,105,191

MARINA/PORT AUTHORITY REVENUE BONDS
5.41% of Net Assets
Massachusetts State Port Authority			2.719	07/01/2042	Aa2	500,000	474,245
Miami Dade County FL Special Obligation			7.500	04/01/2040	Aa3	200,000	297,386

							771,631

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.13% of Net Assets
KY State Property & Buildings Build America	*	*	5.921	11/01/2030	A1	250,000	311,368
Leeds AL Taxable Warrants			4.125	05/01/2039	AA*	125,000	134,840

							446,208

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.94% of Net Assets
Washoe County NV Highway Revenue			7.969	02/01/2040	Aa3	280,000	419,726

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds March 31, 2021	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
1.80% of Net Assets
Parker CO Water & Sanitation District	3.062%	08/01/2040	AA+*	$250,000	$257,417

MASS TRANSIT REVENUE BONDS
1.77% of Net Assets
Dallas Area Rapid Transit	3.039	12/01/2043	Aa2	250,000	252,695

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.73% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	246,509

AIRPORT REVENUE BONDS
.89% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	127,236

Total Investments 97.72% of Net Assets					$13,936,606

(cost $13,507,033) (See (a) below for further explanation)

Other assets in excess of liabilities 2.28%					325,554

Net Assets 100%					$14,262,160

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a) Cost for federal income tax purposes is $13,534,267 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	654,909
Unrealized depreciation	(252,570)

Net unrealized appreciation	$402,339

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2021.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	13,936,606
Level 3	Significant Unobservable Inputs	—

$13,936,606

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.